Offsets	Aug. 24, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 0-11(a)(2) Offset	true
Form or Filing Type	SC 14A
File Number	001-38686
Initial Filing Date	Aug. 24, 2026
Fee Offset Claimed	$ 180,971.41
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 0-11(a)(2) Offset	true
Registrant or Filer Name	Utz Brands, Inc.
Form or Filing Type	SC 14A
File Number	001-38686
Filing Date	Aug. 24, 2026
Fee Paid with Fee Offset Source	$ 180,971.41